Commitments and contingent liabilities - Narrative (Details)								1 Months Ended		5 Months Ended	12 Months Ended	14 Months Ended	28 Months Ended
	Aug. 14, 2024 USD ($)	Aug. 24, 2022 claim	Jun. 07, 2022 USD ($)	May 09, 2022 USD ($)	May 20, 2021 USD ($) claim	Sep. 09, 2020 USD ($) claim director	Dec. 17, 2015 claim	May 31, 2016 claim	Nov. 30, 2009 claim	Feb. 28, 2022 claim	Dec. 31, 2024 USD ($) claim	Oct. 31, 2022 claim	Feb. 28, 2023 USD ($)	Dec. 31, 2023 USD ($)	Aug. 21, 2023 investmentFund	Dec. 31, 2022 USD ($)	Feb. 28, 2017 claim
Commitments and Contingencies Disclosure [Line Items]
Lending commitment maturing in less than one year											$ 32,700,000,000
Lending commitment maturing in one to five years											19,400,000,000
Lending commitment maturing over five years											440,000,000
Allowance for credit losses on lending related commitments											$ 72,000,000			$ 87,000,000		$ 78,000,000
Collateralization percentage generally required for a securities lending transaction with indemnification against broker default											102.00%
Securities lending indemnifications, secured amount of collateral											$ 574,000,000,000			518,000,000,000
Securities lending indemnifications, joint venture											60,000,000,000			59,000,000,000
Securities lending indemnifications, collateral joint venture											$ 64,000,000,000			62,000,000,000
Matters Related to R. Allen Stanford
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits or class actions pending | claim								2
Number of cases commenced | claim								1	1
Number of lawsuits filed | claim											3
Brazilian Postalis Litigation
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits filed | claim							3
Number of claims settled | claim					1	1
Loss contingency, damages awarded, value			$ 2,000,000	$ 20,000,000	$ 3,000,000	$ 50,000,000
Number of claims dismissed | claim		1
Number of investment funds | investmentFund															4
Number of liable former directors | director						2
Loss contingency, damages sought, value						$ 2,000,000
German Tax Matters | Foreign Tax Jurisdiction
Commitments and Contingencies Disclosure [Line Items]
Loss contingency, damages sought, value													$ 150,000,000
Off-Channel Business-Related Communications
Commitments and Contingencies Disclosure [Line Items]
Loss contingency, damages awarded, value	$ 40,000,000
Federal Court | Mortgage-Securitization Trusts Proceedings
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits or class actions pending | claim																	2
State Court | Mortgage-Securitization Trusts Proceedings
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits or class actions pending | claim											5
Number of cases commenced | claim										3		2
Maximum
Commitments and Contingencies Disclosure [Line Items]
Loss contingency, aggregate range of reasonable loss (up to)											$ 690,000,000
Unsettled Repurchase Agreements
Commitments and Contingencies Disclosure [Line Items]
Guarantor obligations, maximum exposure, undiscounted											0			0
Unsettled Reverse Repurchase Agreements
Commitments and Contingencies Disclosure [Line Items]
Guarantor obligations, maximum exposure, undiscounted											96,100,000,000			77,900,000,000
Standby letters of credit
Commitments and Contingencies Disclosure [Line Items]
Standby letters of credit (SBLC) collateralized with cash and securities											173,000,000			158,000,000
SBLC expiring within one year											1,300,000,000
SBLC expiring within one to five years											298,000,000
SBLC expiring after five years											0
Off-balance sheet credit risks											1,641,000,000			1,816,000,000
Commercial letters of credit
Commitments and Contingencies Disclosure [Line Items]
Off-balance sheet credit risks											$ 24,000,000			$ 41,000,000